Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue from Contracts with Customers	REVENUE FROM CONTRACTS WITH CUSTOMERS

The disclosures in this note apply to all Registrants, unless indicated otherwise.

Disaggregated Revenues from Contracts with Customers
The table below represents AEP’s reportable segment revenues from contracts with customers, net of respective provisions for refund, by type of revenue:

	Year Ended December 31, 2019
	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other	Reconciling Adjustments	AEP Consolidated
	(in millions)
Retail Revenues:
Residential Revenues	$3,643.7	$2,069.9	$—	$—	$—	$—	$5,713.6
Commercial Revenues	2,155.3	1,152.9	—	—	—	—	3,308.2
Industrial Revenues	2,179.0	429.1	—	—	—	(0.9)	2,607.2
Other Retail Revenues	179.1	43.8	—	—	—	—	222.9
Total Retail Revenues	8,157.1	3,695.7	—	—	—	(0.9)	11,851.9

Wholesale and Competitive Retail Revenues:
Generation Revenues (b)	807.6	—	—	254.8	—	—	1,062.4
Transmission Revenues (a)	292.1	435.1	1,077.2	—	—	(825.0)	979.4
Renewable Generation Revenues (c)	—	—	—	57.3	—	—	57.3
Retail, Trading and Marketing Revenues (b)	—	—	—	1,480.7	—	(135.6)	1,345.1
Total Wholesale and Competitive Retail Revenues	1,099.7	435.1	1,077.2	1,792.8	—	(960.6)	3,444.2

Other Revenues from Contracts with Customers (c)	168.2	169.4	16.6	4.9	104.7	(147.1)	316.7

Total Revenues from Contracts with Customers	9,425.0	4,300.2	1,093.8	1,797.7	104.7	(1,108.6)	15,612.8

Other Revenues:
Alternative Revenues (c)	(57.9)	32.3	(20.6)	—	—	(66.9)	(113.1)
Other Revenues (c)	—	150.0	—	59.9	(8.9)	(139.3)	61.7
Total Other Revenues	(57.9)	182.3	(20.6)	59.9	(8.9)	(206.2)	(51.4)

Total Revenues	$9,367.1	$4,482.5	$1,073.2	$1,857.6	$95.8	$(1,314.8)	$15,561.4

(a)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $794 million. The remaining affiliated amounts were immaterial.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $136 million. The remaining affiliated amounts were immaterial.

(c)	Amounts include affiliated and nonaffiliated revenues.

	Year Ended December 31, 2018
	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other	Reconciling Adjustments		AEP Consolidated
	(in millions)
Retail Revenues:
Residential Revenues	$3,751.8	$2,189.4	$—	$—	$—	$—		$5,941.2
Commercial Revenues	2,183.4	1,251.7	—	—	—	—		3,435.1
Industrial Revenues	2,212.8	512.5	—	—	—	—		2,725.3
Other Retail Revenues	183.5	42.7	—	—	—	—		226.2
Total Retail Revenues (a)	8,331.5	3,996.3	—	—	—	—		12,327.8

Wholesale and Competitive Retail Revenues:
Generation Revenues (d)	899.8	—	—	423.7	—	(7.3)	(e)	1,316.2
Transmission Revenues (b)	282.2	372.1	849.3	—	—	(737.1)		766.5
Renewable Generation Revenues (d)	—	—	—	50.8	—	—		50.8
Retail, Trading and Marketing Revenues (c)	—	—	—	1,422.9	—	(120.7)		1,302.2
Total Wholesale and Competitive Retail Revenues	1,182.0	372.1	849.3	1,897.4	—	(865.1)		3,435.7

Other Revenues from Contracts with Customers (d)	158.4	204.6	15.2	20.6	86.2	(32.0)		453.0

Total Revenues from Contracts with Customers	9,671.9	4,573.0	864.5	1,918.0	86.2	(897.1)		16,216.5

Other Revenues:
Alternative Revenues (d)	(15.9)	(22.2)	(60.4)	—	—	52.7		(45.8)
Other Revenues (d)	(10.5)	102.3	—	22.3	8.9	(98.0)	(e)	25.0
Total Other Revenues	(26.4)	80.1	(60.4)	22.3	8.9	(45.3)		(20.8)

Total Revenues	$9,645.5	$4,653.1	$804.1	$1,940.3	$95.1	$(942.4)		$16,195.7

(a)
2018 amounts have been revised to reflect the reclassification of certain customer accounts between Retail classes. This reclassification did not impact previously reported Total Retail Revenues. Management concluded that these prior period disclosure only errors were immaterial individually and in the aggregate.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $643 million. The remaining affiliated amounts were immaterial.

(c)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $121 million. The remaining affiliated amounts were immaterial.

(d)	Amounts include affiliated and nonaffiliated revenues.

(e)
2018 amounts have been revised to reflect the reclassification of $98 million of affiliated revenues between Generation Revenues and Other Revenues. This reclassification did not impact previously reported Total Revenues. Management concluded that these prior period disclosure only errors were immaterial individually and in the aggregate.

The table below represents revenues from contracts with customers, net of respective provisions for refund, by type of revenue for the Registrant Subsidiaries:

	Year Ended December 31, 2019
	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Retail Revenues:
Residential Revenues	$571.5	$—	$1,266.9	$730.0	$1,502.0	$650.2	$638.6
Commercial Revenues	411.5	—	559.9	494.2	738.5	388.5	485.4
Industrial Revenues	129.4	—	592.2	550.7	299.9	303.5	338.7
Other Retail Revenues	29.9	—	75.2	7.3	13.1	81.6	9.0
Total Retail Revenues	1,142.3	—	2,494.2	1,782.2	2,553.5	1,423.8	1,471.7

Wholesale Revenues:
Generation Revenues (a)	—	—	251.5	402.4	—	39.5	194.7
Transmission Revenues (b)	379.2	1,025.5	103.6	25.1	56.0	27.5	106.7
Total Wholesale Revenues	379.2	1,025.5	355.1	427.5	56.0	67.0	301.4

Other Revenues from Contracts with Customers (c)	30.1	16.6	61.8	98.4	139.3	22.0	26.1

Total Revenues from Contracts with Customers	1,551.6	1,042.1	2,911.1	2,308.1	2,748.8	1,512.8	1,799.2

Other Revenues:
Alternative Revenues (d)	0.6	(20.7)	13.6	(1.4)	31.7	(31.0)	(48.3)
Other Revenues (d)	157.1	—	—	—	17.1	—	—
Total Other Revenues	157.7	(20.7)	13.6	(1.4)	48.8	(31.0)	(48.3)

Total Revenues	$1,709.3	$1,021.4	$2,924.7	$2,306.7	$2,797.6	$1,481.8	$1,750.9

(a)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $129 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $782 million. The remaining affiliated amounts were immaterial.

(c)
Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $73 million primarily relating to the barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.

(d)	Amounts include affiliated and nonaffiliated revenues.

	Year Ended December 31, 2018
	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Retail Revenues:
Residential Revenues	$578.9	$—	$1,342.7	$730.0	$1,611.6	$659.0	$641.6
Commercial Revenues	414.7	—	580.4	485.0	835.6	394.2	483.9
Industrial Revenues	128.0	—	604.3	565.6	385.2	304.0	333.7
Other Retail Revenues	29.4	—	77.4	7.2	12.9	83.6	8.6
Total Retail Revenues (a)	1,151.0	—	2,604.8	1,787.8	2,845.3	1,440.8	1,467.8

Wholesale Revenues:
Generation Revenues (b)	—	—	250.4	470.5	—	36.3	216.8
Transmission Revenues (c)	313.4	816.9	82.7	23.1	58.5	40.2	108.4
Total Wholesale Revenues	313.4	816.9	333.1	493.6	58.5	76.5	325.2

Other Revenues from Contracts with Customers (d)	28.6	15.1	55.3	99.6	176.1	19.1	24.0

Total Revenues from Contracts with Customers	1,493.0	832.0	2,993.2	2,381.0	3,079.9	1,536.4	1,817.0

Other Revenues:
Alternative Revenues (e)	(1.3)	(55.9)	(23.8)	(2.1)	(20.8)	10.9	4.9
Other Revenues (e)	103.6	—	(1.9)	(8.2)	4.3	—	—
Total Other Revenues	102.3	(55.9)	(25.7)	(10.3)	(16.5)	10.9	4.9

Total Revenues	$1,595.3	$776.1	$2,967.5	$2,370.7	$3,063.4	$1,547.3	$1,821.9

(a)
2018 amounts have been revised to reflect the reclassification of certain customer accounts between Retail classes. This reclassification did not impact previously reported Total Retail Revenues. Management concluded that these prior period disclosure only errors were immaterial individually and in the aggregate.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $134 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.

(c)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $646 million. The remaining affiliated amounts were immaterial.

(d)
Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $70 million primarily relating to the barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.

(e)	Amounts include affiliated and nonaffiliated revenues.

Performance Obligations

AEP has performance obligations as part of its normal course of business. A performance obligation is a promise to transfer a distinct good or service, or a series of distinct goods or services that are substantially the same and have the same pattern of transfer to a customer. The invoice practical expedient within the accounting guidance for “Revenue from Contracts with Customers” allows for the recognition of revenue from performance obligations in the amount of consideration to which there is a right to invoice the customer and when the amount for which there is a right to invoice corresponds directly to the value transferred to the customer.

The purpose of the invoice practical expedient is to depict an entity’s measure of progress toward completion of the performance obligation within a contract and can only be applied to performance obligations that are satisfied over time and when the invoice is representative of services provided to date. AEP subsidiaries elected to apply the invoice practical expedient to recognize revenue for performance obligations satisfied over time as the invoices from the respective revenue streams are representative of services or goods provided to date to the customer. Performance obligations for AEP’s subsidiaries are summarized as follows:

Retail Revenues

AEP’s subsidiaries within the Vertically Integrated Utilities and Transmission and Distribution Utilities segments have performance obligations to generate, transmit and distribute electricity for sale to rate-regulated retail customers. The performance obligation to deliver electricity is satisfied over time as the customer simultaneously receives and consumes the benefits provided. Revenues are variable as they are subject to the customer’s usage requirements.

Rate-regulated retail customers typically have the right to discontinue receiving service at will, therefore these contracts between AEP’s subsidiaries and their customers for rate-regulated services are generally limited to the services requested and received to date for such arrangements. Retail customers are generally billed on a monthly basis, and payment is typically due within 15 to 20 days after the issuance of the invoice. Payments from Retail Electric Providers are due to AEP Texas within 35 days.

Wholesale Revenues - Generation

AEP’s subsidiaries within the Vertically Integrated Utilities and Generation & Marketing segments have performance obligations to sell electricity to wholesale customers from generation assets in PJM, SPP and ERCOT. The performance obligation to deliver electricity from generation assets is satisfied over time as the customer simultaneously receives and consumes the benefits provided. Wholesale generation revenues are variable as they are subject to the customer’s usage requirements.

AEP’s subsidiaries within the Vertically Integrated Utilities and Generation & Marketing segments also have performance obligations to stand ready in order to promote grid reliability. Stand ready services are sold into PJM’s RPM capacity market. RPM entails a base auction and at least three incremental auctions for a specific PJM delivery year, with the incremental auctions spanning three years. The performance obligation to stand ready is satisfied over time and the consideration for which is variable until the occurrence of the final incremental auction, at which point the performance obligation becomes fixed.

Payments from the RTO for stand ready services are typically received within one week from the issuance of the invoice, which is typically issued weekly. Gross margin resulting from generation sales within the Vertically Integrated Utilities segment are primarily subject to margin sharing agreements with customers and vary by state, where the revenues are reflected gross in the disaggregated revenues tables above.

APCo has a performance obligation to supply wholesale electricity to KGPCo through a PPA. The FERC regulates the cost-based wholesale power transactions between APCo and KGPCo. The purchased power agreement includes a component for the recovery of transmission costs under the FERC OATT. The transmission cost component of purchased power is cost-based and regulated by the Tennessee Regulatory Authority. APCo’s performance obligation under the purchased power agreement is satisfied over time as KGPCo simultaneously receives and consumes the wholesale electricity. APCo’s revenues from the purchased power agreement are presented within the Generation Revenues line in the disaggregated revenues tables above.

Wholesale Revenues - Transmission

AEP’s subsidiaries within the Vertically Integrated Utilities, Transmission and Distribution Utilities and AEP Transmission Holdco segments have performance obligations to transmit electricity to wholesale customers through assets owned and operated by AEP subsidiaries. The performance obligation to provide transmission services in PJM, SPP and ERCOT encompass a time frame greater than a year, where the performance obligation within each RTO is partially fixed for a period of one year or less. Payments from the RTO for transmission services are typically received within one week from the issuance of the invoice, which is issued monthly for SPP and ERCOT and weekly for PJM.

AEP subsidiaries within the PJM and SPP regions collect revenues through transmission formula rates. The FERC-approved rates establish the annual transmission revenue requirement (ATRR) and transmission service rates for transmission owners. The formula rates establish rates for a one year period and also include a true-up calculation for the prior year’s billings, allowing for over/under-recovery of the transmission owner’s ATRR. The annual true-ups meet the definition of alternative revenues in accordance with the accounting guidance for “Regulated Operations,” and are therefore presented as such in the disaggregated revenues tables above. AEP subsidiaries within the ERCOT region collect revenues through a combination of base rates and interim Transmission Costs of Services filings that are approved by the PUCT.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo (AEP East Companies) are parties to the Transmission Agreement (TA), which defines how transmission costs are allocated among the AEP East Companies on a 12-month average coincident peak basis. PSO, SWEPCo and AEPSC are parties to the Transmission Coordination Agreement (TCA) by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries. AEPTCo is a transmission owner within the PJM and SPP regions providing transmission services to affiliates in accordance with the OATT, TA and TCA. Affiliate revenues as a result of the respective TA and the TCA are reflected as Transmission Revenues in the disaggregated revenues tables above.

Marketing, Competitive Retail and Renewable Revenues

AEP’s subsidiaries within the Generation & Marketing segment have performance obligations to deliver electricity to competitive retail and wholesale customers. Performance obligations for marketing, competitive retail and renewable offtake sales are satisfied over time as the customer simultaneously receives and consumes the benefits provided. Revenues are primarily variable as they are subject to customer’s usage requirements; however, certain contracts mandate a delivery of a set quantity of electricity at a predetermined price, resulting in a fixed performance obligation.

Payment terms under marketing arrangements typically follow standard Edison Electric Institute and International Swaps and Derivatives Association terms, which call for payment in 20 days. Payments for competitive retail and offtake arrangements for renewable assets range from 15 to 60 days and are dependent on the product sold, location and the creditworthiness of customer. Invoices for marketing arrangements, competitive retail and offtake arrangements for renewable assets are issued monthly.

Fixed Performance Obligations

The following table represents the Registrants’ remaining fixed performance obligations satisfied over time as of December 31, 2019. Fixed performance obligations primarily include wholesale transmission services, electricity sales for fixed amounts of energy and stand ready services into PJM’s RPM market. The Registrant Subsidiaries amounts shown in the table below include affiliated and nonaffiliated revenues.

Company	2020	2021-2022	2023-2024	After 2024	Total
	(in millions)
AEP	$953.0	$160.8	$160.6	$223.5	$1,497.9
AEP Texas	387.0	—	—	—	387.0
AEPTCo	1,090.7	—	—	—	1,090.7
APCo	158.0	32.3	23.2	11.6	225.1
I&M	29.6	8.8	8.8	4.4	51.6
OPCo	61.0	—	—	—	61.0
PSO	11.7	—	—	—	11.7
SWEPCo	30.4	—	—	—	30.4

Contract Assets and Liabilities

Contract assets are recognized when the Registrants have a right to consideration that is conditional upon the occurrence of an event other than the passage of time, such as future performance under a contract. The Registrants did not have any material contract assets as of December 31, 2019 and 2018.

When the Registrants receive consideration, or such consideration is unconditionally due from a customer prior to transferring goods or services to the customer under the terms of a sales contract, they recognize a contract liability on the balance sheet in the amount of that consideration. Revenue for such consideration is subsequently recognized in the period or periods in which the remaining performance obligations in the contract are satisfied. The Registrants’ contract liabilities typically arise from services provided under joint use agreements for utility poles. The Registrants did not have any material contract liabilities as of December 31, 2019 and 2018.

Accounts Receivable from Contracts with Customers

Accounts receivable from contracts with customers are presented on the Registrants’ balance sheets within the Accounts Receivable - Customers line item. The Registrants’ balances for receivables from contracts that are not recognized in accordance with the accounting guidance for “Revenue from Contracts with Customers” included in Accounts Receivable - Customers were not material as of December 31, 2019 and 2018. See “Securitized Accounts Receivable - AEP Credit” section of Note 14 for additional information.

The following table represents the amount of affiliated accounts receivable from contracts with customers included in Accounts Receivable - Affiliated Companies on the Registrant Subsidiaries’ balance sheets:

	Years Ended December 31,
Company	2019	2018
	(in millions)
AEPTCo	$65.9	$58.6
APCo	47.3	52.5
I&M	37.1	35.3
OPCo	33.9	46.1
PSO	9.7	12.4
SWEPCo	17.6	16.3

Contract Costs

Contract costs to obtain or fulfill a contract for AEP subsidiaries within the Generation & Marketing segment are accounted for under the guidance for “Other Assets and Deferred Costs” and presented as a single asset and are neither bifurcated nor reclassified between current and noncurrent assets on the Registrants’ balance sheets. Contract costs to acquire a contract are amortized in a manner consistent with the transfer of goods or services to the customer in Other Operation on the Registrants’ income statements. The Registrants did not have material contract costs as of December 31, 2019 and 2018.